Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
ACQUISITIONS

NOTE 6—ACQUISITIONS

Triad Hunter

On February 12, 2010, the Company completed the acquisition of privately-held Triad Energy Corporation and certain of its affiliated entities, collectively referred to as Triad Hunter, an Appalachian Basin focused energy company, through a bankruptcy proceeding (the "Triad Acquisition"). The Triad Acquisition was completed to expand the assets and operations of Magnum Hunter in the Appalachia region. We acquired substantially all of the assets of Triad Hunter, which primarily consisted of oil and gas property interests in approximately 2,000 operated wells and included over 87,000 net mineral acres located in the states of Kentucky, Ohio, and West Virginia, a natural gas pipeline (Eureka Hunter Pipeline), two commercial salt water disposal facilities, three drilling rigs, workover rigs, and other oilfield equipment. These assets are now held by the Company's wholly-owned subsidiaries, Triad Hunter, LLC, Alpha Hunter Drilling, LLC, Hunter Disposal, LLC, Eureka Hunter Pipeline, LLC, and Hunter Real Estate, LLC.

The acquisition of Triad Hunter was accounted for using the acquisition method of accounting, which requires the net assets acquired to be recorded at their fair values. The following table summarizes the purchase price and the fair values of the net assets acquired as of December 31, 2010 (in thousands, except share information):

Fair value of total purchase price:
Cash consideration	$8,000
Payment of Triad Hunter senior and other debt	55,211
Assumption of equipment indebtedness	3,412
Issuance of $15,000,000 stated value Series B Preferred Stock	14,982

Total	$81,605

Amounts recognized for assets acquired and liabilities assumed:
Working capital	$4,195
Proved oil and gas properties	49,708
Unproved oil and gas properties	12,386
Gas gathering system assets	10,000
Field servicing equipment	7,576
Asset retirement obligation	(2,260)

Total	$81,605

Working capital acquired was as follows:
Cash	$3,711
Accounts receivable	2,404
Prepaid expenses	222
Inventory	685
Other current assets	553
Accounts payable	(1,087)
Accrued liabilities	(365)
Revenue payable	(1,928)

Total working capital acquired	$4,195

Because Triad Hunter and certain of its affiliated entities had been operating under Chapter 11 of the Federal Bankruptcy Code since December 2008, the acquisition agreement did not include customary indemnification provisions, but did contain closing conditions and representations and warranties that are typical for a transaction of this nature.

In connection with the Triad Acquisition and pursuant to the Bankruptcy Order on February 12, 2010, we issued, in the aggregate, 4,000,000 shares of our Series B Preferred Stock with a stated value of $15,000,000. In June 2010, all outstanding shares of Series B Preferred Stock were either converted into shares of common stock of the Company or redeemed by the Company for cash. See Note 11 – Shareholders' Equity for additional information.

PostRock

On December 24, 2010, Magnum Hunter Resources Corporation and Triad Hunter, LLC entered into a Purchase and Sale Agreement, pursuant to which Triad Hunter agreed to purchase certain oil and gas properties and leasehold mineral interests and related assets located in Wetzel and Lewis Counties, West Virginia and certain additional assets. The Purchase Agreement provided for the acquisition to be completed in two phases. Both phases are effective as of November 1, 2010.

The first phase of the acquisition closed on December 30, 2010. Total consideration paid in the first closing was approximately $31.0 million which consisted of 2,255,046 shares of common stock valued at approximately $17.1 million on December 30, 2010 and a cash payment of approximately $13.9 million. See Note 11 –Shareholders' Equity for additional information.

On January 14, 2011, we closed the second phase of the PostRock acquisition, which consisted of the Lewis County assets, for total consideration of approximately $13.3 million which consisted of 946,314 shares of our restricted common stock valued at approximately $7.5 million and a cash payment of approximately $5.8 million.

On June 16, 2011, we closed a third phase of the PostRock acquisition comprising of assets located in Wetzel and Lewis Counties for a total purchase price of $4.9 million in cash before considering applicable adjustments.

The acquisition of the PostRock assets is accounted for using the acquisition method as set out in ASC 805, Business Combinations, which requires the net assets acquired to be recorded at their fair values. The fair value of the net assets acquired approximated the $49.3 million in consideration paid.

Wetzel County, West Virginia Asset Acquisition

On April 7, 2011, the Company purchased oil and gas properties and related assets located in Wetzel County, West Virginia. The assets purchased included approximately 4,451 gross acres (2,225 net acres) of oil and gas leases and mineral interests and existing wells with proven reserves.

We acquired the assets for a total purchase price of $20.0 million, payable in cash and subject to customary purchase price adjustments. Subject to the indemnification obligations set forth in the Purchase Agreement, we assumed certain customary liabilities in connection with the acquisition.

NGAS

On April 13, 2011, the Company completed the acquisition of all of the outstanding common shares of NGAS Resources, Inc, referred to as NGAS, for total consideration of approximately $124.5 million consisting of $15.3 million in cash, $53.1 million in debt assumed, 6,986,104 shares of our common stock valued at approximately $55.8 million based on the closing stock price of $7.99 on April 13, 2011, and $1.2 million in warrant liability, of which $1.0 million was paid out in cash upon exercise of the cash option (included in $53.1 million in cash above) and 138,388 warrants are outstanding that are exercisable for common stock of the Company. The Company has liquidated NGAS into a wholly-owned subsidiary of the Company, NGAS Hunter, LLC, and changed the name of its subsidiary NGAS Production Co. to Magnum Hunter Production, Inc. and the name of another subsidiary, NGAS Securities, Inc. to Energy Hunter Securities, Inc.

The fair value of the net assets acquired, approximated the $124.5 million in consideration paid or assumed.

The following table summarizes the purchase price and the fair values of the net assets acquired from NGAS at the date of acquisition as determined as of December 31, 2011 (in thousands, except share information):

Fair value of total purchase price:
6,635,478 shares of common stock issued on April 13, 2011 at $7.99 per share	$53,017
Senior credit facility paid off at closing	33,282
NGAS 6% convertible notes paid off in cash at closing	13,683
Contract payment in cash	12,929
Other long-term debt assumed	6,160
350,626 shares of common stock issued for change in control payments at $7.99 per share	2,802
Tax on change of control payments paid in cash	1,363
Common stock warrants settled in cash	1,044
Common stock warrants issued in conversion of NGAS warrants	190

Total	$124,470

Amounts recognized for assets acquired and liabilities assumed:
Working capital deficit	$(11,028)
Oil and gas properties	135,121
Equipment and other fixed assets	9,055
Asset retirement obligation	(8,678)

Total	$124,470

Working capital deficit assumed:
Cash	$1,908
Accounts receivable	3,662
Prepaid Expenses	416
Inventory	278
Accounts payable	(9,009)
Revenue payable	(1,547)
Payroll tax payable	(206)
Advances	(3,751)
Deferred compensation	(379)
Accrued Liabilities	(2,400)

Total working capital deficit assumed	$(11,028)

NuLoch

On May 3, 2011, the Company completed the acquisition of all of the outstanding common shares of NuLoch Resources, Inc., referred to as NuLoch, for total consideration of approximately $430.5 million consisting of 38,131,846 shares of our common stock and 4,275,998 exchangeable shares of MHR Exchangeco Corporation, an indirect wholly-owned Canadian subsidiary of the Company, which are exchangeable for shares of Company common stock, with a combined value of approximately $313.8 million based on the closing stock price of $7.40 on May 3, 2011, $18.8 million in debt assumed, and deferred tax liability of approximately $97.9 million. The Company has changed the name of NuLoch to Williston Hunter Canada, Inc. and its subsidiary NuLoch America Corporation to Williston Hunter, Inc.

The fair value of the net assets acquired, based upon our preliminary estimate, approximated the $430.5 million in consideration paid or assumed.

The following table summarizes the purchase price and the preliminary estimate of the fair values of the net assets of NuLoch as of the date acquired as determined as of December 31, 2011 (in thousands):

Fair value of total purchase price:
38,131,846 shares of common stock issued on May 3, 2011 at $7.40 per share	$282,175
4,275,998 exchangeable shares at $7.40 per share	31,643
Debt assumed	18,770
Net deferred tax liability	97,912

Total	$430,500

Amounts recognized for assets acquired and liabilities assumed:
Working capital deficit	$(20,711)
Oil and gas properties	447,540
Equipment and other fixed assets	5,167
Asset retirement obligation	(1,496)

Total	$430,500

Working capital deficit assumed:
Cash	$640
Accounts receivable	5,951
Prepaid expenses	359
Accounts payable	(27,661)

Total working deficit assumed	$(20,711)

The consolidated statement of operations includes Triad Hunter's revenue of $21.3 million for the year ended December 31, 2010 and Triad Hunter's operating income of $3.2 million for the year ended December 31, 2010. Amounts attributable to Post Rock in the 2010 consolidated statement of operations were insignificant. The consolidated statement of operations includes PostRock's revenue of $9.6 million for the year ended December 31, 2011 and PostRock's operating income of $3.2 million for the year ended December 31, 2011. The consolidated statement of operations includes NGAS's revenue of $17.6 million for the year ended December 31, 2011 and NGAS's operating loss of $27.7 million for the year ended December 31, 2011. The consolidated statement of operations includes NuLoch's revenue of $18.5 million for the year ended December 31, 2011, and NuLoch's operating income of $901 thousand for the year ended December 31, 2011.

The following unaudited summary, prepared on a pro forma basis, presents the results of operations for the years ended December 31, 2011, and 2010, as if the acquisitions of Triad Hunter, Post Rock, NGAS and NuLoch along with transactions necessary to finance the acquisitions, had occurred as of the beginning of 2010. The pro forma information includes the effects of adjustments for interest expense, depreciation and depletion expense, and dividend expense. The pro forma results are not necessarily indicative of what actually would have occurred if the acquisition had been completed as of the beginning of each period presented, nor are they necessarily indicative of future consolidated results.

	(in thousands, unaudited)
	For the Year Ended December 31,
	2011	2010
Total operating revenue	$145,615	$100,506
Total operating costs and expenses	218,407	139,725

Operating income (loss)	(72,792)	(39,219)
Interest expense and other	(17,900)	1,360

Net loss attributable to Magnum Hunter Resources Corporation	(90,692)	(37,859)
Dividends on preferred stock	(14,007)	(2,664)

Net loss attributable to common stockholders	$(104,699)	$(40,523)

Loss per common share, basic and diluted	$(0.81)	$(0.31)